Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	4,907.45
Total Transaction Valuation	56,407,513.50
Total Offset Amount	0.00
Net Fee	$ 4,907.45
Offering Table N/A
Offset Table N/A	N/A